Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2023	2022

On January 1	10,338	26,042

Restated opening balance 1)	-	(12,795)

On January 1 (restated)	10,338	13,247

Capital contributions and acquisitions	3,752	36

Dividend received	(6,613)	(1,634)

Net result for the financial year	(65)	(411)

Revaluations	1,124	(900)

On December 31	8,536	10,338

1
Opening balance as per January 1, 2022, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.